Average Annual Total Returns - Class IS and R6 shares - Federated Hermes SDG Engagement High Yield Credit Fund	IS 1 Year	IS Since Inception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions Since Inception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R6 1 Year	R6 Since Inception	ICE BofA Global High Yield Constrained IUSD Hedged) Index(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA Global High Yield Constrained IUSD Hedged) Index(reflects no deduction for fees, expenses or taxes) Since Inception		Lipper Global High Yield Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Lipper Global High Yield Funds Average(reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.13%	8.84%	Sep. 26, 2019	5.59%	7.27%	4.15%	6.04%	7.13%	8.84%	6.48%	[1]	7.43%	[1]	4.31%	[2]	5.74%	[2]

[1]	The ICE BofA Global High Yield Constrained IUSD Hedged Index contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%.
[2]	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category indicated. They do not reflect sales charges.